Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2025
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements for parent company only, have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc.’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $52,697 (equivalent to RMB376 million) and $51,984 (equivalent to RMB376 million) as of March 31, 2024 and 2025, respectively.

Balance sheets

	March 31,
	2024	2025
Assets
Current assets:
Cash and cash equivalents	$204	$212
Prepaid expenses and other current assets	47	50
Amounts due from subsidiaries	7,976	7,016
Total current assets	8,227	7,278
Investments in subsidiaries	87,195	95,861
Total assets	$95,422	$103,139

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,013	$1,013
Other accrued liabilities	239	6
Total current liabilities	1,252	1,019
Total shareholders’ equity	94,170	102,120
Total liabilities and shareholders’ equity	$95,422	$103,139

Statements of comprehensive income

	Year ended March 31,
	2023	2024	2025
Equity in earnings of subsidiaries	$2,488	$8,229	$11,854
Operating expenses	429	520	716
Income before income taxes	2,059	7,709	11,138
Income taxes	—	—	—
Net income	2,059	7,709	11,138
Share of other comprehensive income of subsidiaries	—	—	—
Total comprehensive income	$2,059	$7,709	$11,138

Statements of cash flows

	Year ended March 31,
	2023	2024	2025
Cash flows from operating activities
Net income	$2,059	$7,709	$11,138
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(2,488)	(8,229)	(11,854)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	(2)	(3)
Amounts due from subsidiaries	4,305	252	960
Other accrued liabilities	3	(444)	(233)
Net cash provided by (used in) operating activities	3,879	(714)	8

Cash flows from investing activities
Dividends received from subsidiary	—	3,188	3,188
Net cash provided by investing activities	—	3,188	3,188

Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,188)
Net cash used in financing activities	(3,188)	(3,188)	(3,188)

Net increase (decrease) in cash and cash equivalents	691	(714)	8
Cash and cash equivalents, beginning of year	227	918	204
Cash and cash equivalents, end of year	$918	$204	$212

Basis of presentation

In Deswell Industries, Inc.-only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.